Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Compensation of Key Management Personnel

The remuneration of key management personnel is as follows:

	2024	2023
Salaries and other benefits	$9,295	$9,966
Equity-settled share-based compensation	1,920	1,541
Cash-settled share-based compensation	28,189	17,660
	$39,404	$29,167